Financial Assets and Financial Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Borrowings [abstract]
Convertible senior notes	€ 399,000
Total financial liabilities	689,224	€ 164,378
Convertible senior notes	628,309
Lease liabilities	135,118
Trade payables	74,984
Total financial liabilities	838,411
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	399,037	0
Lease liabilities	113,172	€ 104,961
Trade payables	74,984
Total financial liabilities	587,193
Within 1 year [member]
Borrowings [abstract]
Convertible senior notes	12,455
Lease liabilities	11,156
Trade payables	74,984
Total financial liabilities	98,595
Within 1 to 5 years [member]
Borrowings [abstract]
Convertible senior notes	49,822
Lease liabilities	55,691
Trade payables	0
Total financial liabilities	105,513
After 5 years [member]
Borrowings [abstract]
Convertible senior notes	566,032
Lease liabilities	68,272
Trade payables	0
Total financial liabilities	€ 634,304